Condensed financial information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (1,991)	$ (1,461)	$ (8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses		549
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,012	(10)	(310)
Net cash provided by (used in) operating activities	8,410	11,149	(3,194)
Cash flows from investing activities
Purchase of property, plant and equipment	(951)	(282)	(1,034)
Net cash provided by (used in) investing activities	(4,289)	(11,285)	4,513
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(1,043)	(2,562)	515
Cash and cash equivalents, beginning of year	33,073	35,635	35,120
Cash and cash equivalents, end of year	32,030	33,073	35,635
Parent Company [Member]
Cash flows from operating activities
Net loss	(1,991)	(1,461)	(8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	(394)	(924)	6,049
Depreciation	87	71	48
Stock-based compensation expenses		384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(53)	48	(48)
Amounts due from subsidiaries	6,756	4,667	2,602
Accrued expenses	715	(62)	200
Other liabilities	(15)	(55)	(163)
Net cash provided by (used in) operating activities	5,105	2,668	574
Cash flows from investing activities
Purchase of property, plant and equipment		(114)	(110)
Net cash provided by (used in) investing activities		(114)	(110)
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(59)	128	(340)
Cash and cash equivalents, beginning of year	452	324	664
Cash and cash equivalents, end of year	$ 393	$ 452	$ 324